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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): [ ] Is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM LX
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   Deputy Managing Director-General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY           5 August 2002
      ---------------------      -----------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               30
                                          --------------
Form 13F Information Table Value Total:   $    7,920,073
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                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                    FORM 13F INFORMATION TABLE
                                           REPORTING MANAGER: W.P. STEWART & CO., LTD.



DATE AS OF 6/30/02


COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------                         --------        --------    -------- ------------      --------   -------  ----------------------
                                                             Market                                         Sole Shared
                                                              Value   Shares/   SH   Put/ Invest.              Voting
Name Of issuer                   Title Of Class  Cusip        x1000   Prn Amt   Prn  Call Discret  Managers   Authority     None
--------------                   --------------  -----       ------   --------  ---- ---- -------  -------- ------------  --------
ANHEUSER BUSCH COMPANIES INC      COMMON STOCK   035229103    250993    5019864  SH          SOLE                          5019864
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103    435611   10002548  SH          SOLE                         10002548
CINTAS CORP                       COMMON STOCK   172908105     20406     412830  SH          SOLE                           412830
COCA-COLA CO                      COMMON STOCK   191216100    520385    9292584  SH          SOLE                          9292584
COSTCO WHOLESALE CORP-NEW         COMMON STOCK   22160K105     54757    1417830  SH          SOLE                          1417830
DELL COMPUTER CORP                COMMON STOCK   247025109    248759    9516420  SH          SOLE                          9516420
WALT DISNEY CO HOLDING CO         COMMON STOCK   254687106    252040   13335434  SH          SOLE                         13335434
FIRST DATA CORP                   COMMON STOCK   319963104    607390   16327680  SH          SOLE                         16327680
GENERAL ELECTRIC CO               COMMON STOCK   369604103    387186   13328269  SH          SOLE                         13328269
GILLETTE CO                       COMMON STOCK   375766102       246       7260  SH          SOLE                             7260
HOME DEPOT INC                    COMMON STOCK   437076102    522629   14228944  SH          SOLE                         14228944
JOHNSON & JOHNSON                 COMMON STOCK   478160104    554028   10601378  SH          SOLE                         10601378
KELLOGG CO                        COMMON STOCK   487836108    152389    4249550  SH          SOLE                          4249550
ELI LILLY & CO                    COMMON STOCK   532457108    117909    2090589  SH          SOLE                          2090589
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202    117884    3098136  SH          SOLE                          3098136
MEDTRONIC INC                     COMMON STOCK   585055106    211987    4947184  SH          SOLE                          4947184
MERCK & CO INC                    COMMON STOCK   589331107    421184    8317220  SH          SOLE                          8317220
MICROSOFT CORP                    COMMON STOCK   594918104    402662    7361283  SH          SOLE                          7361283
NEW YORK TIMES CO-CL A            COMMON STOCK   650111107    368480    7154958  SH          SOLE                          7154958
NORTHERN TRUST CORP               COMMON STOCK   665859104     61572    1397465  SH          SOLE                          1397465
OMNICOM GROUP INC                 COMMON STOCK   681919106     80528    1758245  SH          SOLE                          1758245
PFIZER INC                        COMMON STOCK   717081103    153717    4391910  SH          SOLE                          4391910
STARBUCKS CORP                    COMMON STOCK   855244109    210180    8457939  SH          SOLE                          8457939
STATE STREET CORP                 COMMON STOCK   857477103    437823    9794693  SH          SOLE                          9794693
STRYKER CORP                      COMMON STOCK   863667101    185480    3466261  SH          SOLE                          3466261
SYSCO CORP                        COMMON STOCK   871829107    410291   15073127  SH          SOLE                         15073127
VIACOM INC-CL B FORMLY NON VTG    COMMON STOCK   925524308     54566    1229799  SH          SOLE                          1229799
WAL-MART STORES INC               COMMON STOCK   931142103     67560    1228148  SH          SOLE                          1228148
WALGREEN CO                       COMMON STOCK   931422109    273089    7069342  SH          SOLE                          7069342
WM WRIGLEY JR CO                  COMMON STOCK   982526105    338343    6112792  SH          SOLE                          6112792

                                                             7920073                         No. of Other
                                                                                             Managers              0

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